Warrants - Common Warrants - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Warrant issuance and modifications	$ 612,006	$ 25,063
Common Stock Warrants
Class Of Warrant Or Right [Line Items]
Weighted Average Exercise Price, Granted	$ 2.71	$ 3.91
Warrants granted	26,617,714	5,331,520
Common Stock Warrants | Consultant [Member]
Class Of Warrant Or Right [Line Items]
Weighted Average Exercise Price, Granted	$ 2.56
Warrants granted	25,000
Warrants Expiration	2020-08
Warrant issuance and modifications	$ 54,489
Stock price volatility	127.37%
Warrant life	5 years
Risk Free Rate	1.53%
Closing price of common stock	$ 153.60
Exercise Price	$ 153.60